Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Recoverable Taxes [abstract]
Withholding income tax on finance income	R$ 86,340	R$ 22,276
Income tax and social contribution	79,640	0
Others withholding income tax	30,454	17,137
Contributions over revenue	25,532	14,922
Other taxes	8,592	2,030
Current tax assets	R$ 230,558	R$ 56,365